Feb. 03, 2025
Virtus Seix High Yield MACS
Virtus Seix High Yield MACS
Investment Objective
The fund has an investment objective of seeking current income and capital appreciation.
Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Virtus Seix High Yield MACS Virtus Seix High Yield MACS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Virtus Seix High Yield MACS Virtus Seix High Yield MACS
Management Fees	none	[1]
Other Expenses	0.33%	[2]
Total Annual Fund Operating Expenses	0.33%
Less: Fee Waiver and/or Expense Reimbursement	(0.33%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	none	[3]
[1]

Neither the fund’s investment adviser nor the fund’s subadviser charges a management fee to the fund. Shareholders should be aware, however, that the fund is an integral part of separately managed account programs, and the fund’s investment adviser, the fund’s subadviser or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.

[2]	Estimated for current fiscal year, as annualized.
[3]

The fund’s subadviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.00% indefinitely. Only the fund’s Board may modify or terminate the expense limitation agreement.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Virtus Seix High Yield MACS Virtus Seix High Yield MACS USD ($)
1 Year	none
3 Years	none

Expense Example, No Redemption	Virtus Seix High Yield MACS Virtus Seix High Yield MACS USD ($)
1 Year	none
3 Years	none

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. As of the date of this prospectus, the fund has not completed a fiscal year of operations; therefore, portfolio turnover information for the fund is not shown here.

Principal Investment Strategies

Under normal circumstances, the fund invests in various types of lower-rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The fund may in debt obligations of U.S. and non-U.S. issuers. The fund’s investment in non-U.S. issuers may at times be significant.

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield debt instruments. These instruments will be chosen from the broad universe of available U.S. dollar denominated, high yield debt rated below investment grade by the ICE BofA US Cash Pay High Yield Index or unrated debt instruments that the subadviser believes are of comparable quality. Such investments are commonly known as “junk bonds” and present greater risks than investment grade bonds. Although the fund seeks to achieve its investment objective primarily through investment in high yield debt instruments, the fund may invest up to 20% of its net assets in investment grade instruments.

The fund will be managed with a duration that is close to the ICE BofA US High Yield BB-B Constrained Index, which is generally between 3 and 6 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years or days. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility. The fund may also invest a portion of its assets in instruments that are restricted as to resale.

The fund may invest up to 15% of its total assets in U.S. and non-U.S. dollar denominated foreign debt, including emerging markets debt and Yankee bonds, which are dollar-denominated instruments issued in the U.S. market by foreign branches of U.S. banks and U.S. branches of foreign banks.

Principal Risks
Risk Table - Virtus Seix High Yield MACS	Risk [Text Block]
Risk Lose Money [Member]	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Credit Risk

> Credit Risk: If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Interest Rate Risk	> Interest Rate Risk: The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk

> High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high-yield/high-risk securities than investment grade securities, and high-yield/high-risk securities are generally considered to be speculative.

Foreign Investing Risk

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Emerging Market Risk

> Emerging Market Risk: Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets. Such securities may also be subject to Sanctions Risk.

Sanctions Risk

> Sanctions Risk: The imposition of sanctions and other similar measures could cause a decline in the value and/or liquidity of securities issued by or tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of transactions, and negatively impact the fund’s liquidity and performance.

Market Volatility Risk

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

Bank Loan Risk

> Bank Loan Risk: In addition to the risks typically associated with high-yield/high-risk fixed income securities, bank loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Bank loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.

Illiquid and Restricted Securities Risk

> Illiquid and Restricted Securities Risk: Certain securities in which the fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions.

Income Risk

> Income Risk: Income received from the fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

Prepayment/Call Risk

> Prepayment/Call Risk: Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates and the fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

Large Shareholder Risk

> Large Shareholder Risk: Certain account holders, including the subadviser or funds or accounts over which the subadviser has investment discretion, may from time to time own or control a significant percentage of the fund’s shares. The fund is subject to the risk that a redemption by large shareholders of all or a portion of their fund shares or a purchase of fund shares in large amounts and/or on a frequent basis, including as a result of asset allocation decisions made by the subadviser, will adversely affect the fund’s performance if it is forced to sell portfolio securities or invest cash when the subadviser would not otherwise choose to do so. This risk will be particularly pronounced if one shareholder owns a substantial portion of the fund. Redemptions of a large number of shares may affect the liquidity of the fund’s portfolio, increase the fund’s transaction costs and/or lead to the liquidation of the fund. Such transactions also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any).

Performance Information
The fund has not had a full calendar year of operations; therefore, performance information is not shown here.